SCHEDULE OF PROMISSORY NOTES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total Notes Payable	$ 1,889,762	$ 1,889,762	$ 1,889,762
Less discounts		(4,146)
Total Notes Payable	1,889,762	1,885,616	1,838,300
Total Notes Payable	(1,889,762)	(1,885,616)	(102,762)
Total Notes Payable			1,735,538
Total Notes Payable		(4,146)	(51,462)
Notes Payable One [Member]
Short-Term Debt [Line Items]
Total Notes Payable	24,785	24,785	24,785
Notes Payable Two [Member]
Short-Term Debt [Line Items]
Total Notes Payable	1,500	1,500	1,500
Notes Payable Three [Member]
Short-Term Debt [Line Items]
Total Notes Payable	76,477	76,477	76,477
Notes Payable Four [Member]
Short-Term Debt [Line Items]
Total Notes Payable	$ 1,787,000	$ 1,787,000	$ 1,787,000